ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 632,045	$ 720,774
Accrued credit cards	9,884	26,645
Accrued liability for collections of previously factored receivables	1,385,084	1,247,772
Accrued property taxes	5,346	5,346
Accrued professional fees	29,122	29,122
Accrued payroll	42,628	17,472
Total	$ 2,104,109	$ 2,047,131